Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
The following table reflects the activity in goodwill and other intangible assets for the years ended December 31, 2014, 2013 and 2012.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
January 1, 2012	$72,334	$2,509	$74,843
Amortization	—	(2,172)	(2,172)
December 31, 2012	$72,334	$337	$72,671
Amortization	—	(337)	(337)
December 31, 2013	$72,334	$—	$72,334
Amortization	—	—	—
December 31, 2014	$72,334	$—	$72,334